Income Taxes - Non Capital Losses Carried Forward to Reduce Future Period Taxable Income (Detail) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 800	$ 1,036
2035 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	0	170
2036 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	481	550
2037 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	121	121
2038 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	5	5
2039 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	183	185
2040 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	2	5
2041 [Member]
Deferred Income Tax Assets And Liabilities [Line Items]
Total losses	$ 8	$ 0